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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    FSI Group, LLC
Address: 441 Vine Street
         Suite 1300
         Cincinnati, Ohio 45202

13F File Number: 28-6728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John M. Stein
Title: President
Phone: (513) 746-2200

Signature, Place, and Date of Signing:


          /s/ John M. Stein               Cincinnati, Ohio        May 12, 2009
-------------------------------------   --------------------   -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                -0-

Form 13F Information Table Entry Total:            28

Form 13F Information Table Value Total:   $    44,633
                                           (thousands)

List of Other Included Managers: None


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
          COLUMN 1              COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------------------------- ---------------- --------- ----------- ------------------ ----------- -------- ---------------------
                                Title of                                     SH\ PUT\
       Name of Issuer             Class        CUSIP   FMV (000's) SH or PRN PRN CALL Inv. Discr. Oth Mgrs    Sole   Shared None
--------------------------- ---------------- --------- ----------- --------- --- ---- ----------- -------- --------- ------ ----
BCSB BANCORP                COM              055367106    $1,518     173,498 SH       Sole                   173,498
CITIZENS REPUBLIC BANCORP   COM              174420109    $  675     435,536 SH       Sole                   435,536
CITIZENS COMMUNITY BANCORP  COM              174903104    $  383      61,863 SH       Sole                    61,863
CME GROUP                   COM              12572Q105    $1,232       5,000 SH       Sole                     5,000
DISCOVER FINANCIAL SERVICES COM              254709108    $1,578     250,000 SH       Sole                   250,000
E TRADE FINANCIAL           COM              269246104    $  248     200,000 SH       Sole                   200,000
FLAGSTAR BANCORP            COM              337930101    $  882   1,176,542 SH       Sole                 1,176,542
FIRST FRANKLIN CORP         COM              320272107    $  146      40,274 SH       Sole                    40,274
FIFTH THIRD BANCORP         CNV PFD DEP1/250 316773209    $8,240     200,000 SH       Sole                   200,000
GUARANTY FINANCIAL GROUP    COM              40108N106    $1,360   1,295,209 SH       Sole                 1,295,209
HOME FEDERAL BANCORP        COM              43710G105    $  886     101,528 SH       Sole                   101,528
JEFFRIES GROUP              COM              472319102    $2,070     150,000 SH       Sole                   150,000
LEUCADIA NATIONAL CO        COM              527288104    $1,577     105,900 SH       Sole                   105,900
NYSE GROUP                  COM              629491101    $1,790     100,000 SH       Sole                   100,000
PATRIOT NATIONAL BANCORP    COM              70336F104    $  157      52,763 SH       Sole                    52,763
STANDARD PACIFIC CORP       COM              85375C101    $  220     250,000 SH       Sole                   250,000
PEOPLES COMMUNITY           COM              71086E107    $  138     432,183 SH       Sole                   432,183
MACKINAC FINANCIAL CORP     COM              554571109    $1,360     340,000 SH       Sole                   340,000
JMP GROUP INC               COM              46629U107    $  641     133,333 SH       Sole                   133,333
AMERISERV FINANCIAL INC     COM              03074A102    $3,641   2,180,000 SH       Sole                 2,180,000
COMMONWEALTH BANCSHARES     COM              202736104    $2,307     461,448 SH       Sole                   461,448
COMMUNITY BANKERS TRUST     COM              203612106    $1,931     568,000 SH       Sole                   568,000
SOUTHERN NATIONAL BANCORP   COM              843395104    $1,317     202,950 SH       Sole                   202,950
TIDELANDS BANCSHARES        COM              886374107    $  915     300,000 SH       Sole                   300,000
GREAT FLORIDA CLASS A       CL A             390528107    $1,985   1,103,000 SH       Sole                 1,103,000
FIRST KEYSTONE FINANCIAL    COM              320655103    $1,391     221,515 SH       Sole                   221,515
MAIDEN HOLDINGS LTD         SHS              G5753U112    $5,364   1,200,000 SH       Sole                 1,200,000
BANCORP INC                 COM              05969A105    $  679     160,146 SH       Sole                   160,146